Financial Liability (Details) - USD ($)				3 Months Ended	12 Months Ended
	Nov. 21, 2025	Jun. 11, 2025	Feb. 28, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2023	Mar. 31, 2022
Financial Liability [Line Items]
Long term liability				$ 132,815,971	$ 132,806,188	$ 132,767,058
Financial liability gross				136,533,315	136,533,315	136,533,315
Unamortized closing costs net				3,717,344	3,727,127	3,766,257
Unpaid accrued interest	$ 140,000			34,293,244	29,030,990	10,812,055
Construction in progress				$ 370,781,608	$ 362,667,293
Stock new issued (in Shares)			10,000,000
Base Interest [Member]
Financial Liability [Line Items]
Bears interest rate percentage				7.28%	7.28%			2.48%
XCF [Member]
Financial Liability [Line Items]
Incurred direct costs and closing fees				$ 3,873,864	$ 3,873,864
Construction in progress				$ 9,782	$ 39,130	39,130	$ 9,782
Year One [Member] | Base Interest [Member]
Financial Liability [Line Items]
Bears interest rate percentage				5.02%	5.02%
Year Two [Member] | Base Interest [Member]
Financial Liability [Line Items]
Bears interest rate percentage				7.63%	7.63%
Year Three [Member] | Base Interest [Member]
Financial Liability [Line Items]
Bears interest rate percentage				10.30%	10.30%
Encore DEC LLC [Member]
Financial Liability [Line Items]
Ownership percentage									100.00%
Construction in progress				$ 103,473,847	$ 103,473,847	$ 96,412,822
Twain GL XXVIII, LLC [Member]
Financial Liability [Line Items]
Lease term									99 years
Twain Forbearance Agreement [Member] | NewXCF [Member]
Financial Liability [Line Items]
Financial liability gross				136,533,315	136,533,315
Stock new issued (in Shares)		4,000,000
Financial liability due				$ 17,407,707	$ 17,407,707